Fair Value Measurements - Level 3 Reconciliation of Convertible promissory notes (Details) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2024	Jul. 30, 2024	Dec. 31, 2023
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	$ 17,005
Fair value measurement adjustments	(3,255)
Balance (end of period)	13,750	$ 17,005
Convert Warrants
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	2,996
Fair value measurement adjustments	(2,253)
Balance (end of period)	743	2,996
PIPE Pre-funded warrants
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	4,442
Fair value measurement adjustments	(2,720)
Balance (end of period)	1,722	4,442
October 2022 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	8,257	12,561	$ 9,500
Fair value measurement adjustments		(4,304)	3,061
Balance (end of period)		8,257	12,561
April 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	18,135	14,757
Additions			15,000
Fair value measurement adjustments		3,378	(243)
Balance (end of period)		18,135	14,757
November 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	9,739	9,112
Additions		3,000	5,000
Fair value measurement adjustments		(2,373)	4,112
Balance (end of period)		9,739	$ 9,112
February 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	6,744
Additions		7,000
Fair value measurement adjustments		(256)
Balance (end of period)		6,744
May 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	3,685
Additions		3,000
Fair value measurement adjustments		685
Balance (end of period)		3,685
June 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	3,077
Additions		2,500
Fair value measurement adjustments		577
Balance (end of period)		3,077
July 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	$ 1,233
Additions		1,000
Fair value measurement adjustments		233
Balance (end of period)		$ 1,233